Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2011
Parent Company Only Condensed Financial Information [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIALS INFORMATION

NOTE 17—PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed financial information of FCBC follows.

	December 31,
Condensed Balance Sheets	2011	2010
Assets:
Cash	$7,612	$8,339
Securities available for sale	676	676
Investment in bank subsidiary	112,887	105,814
Investment in nonbank subsidiaries	12,535	12,529
Other assets	5,071	3,759

Total assets	$138,781	$131,117

Liabilities and Shareholders’ Equity:
Deferred income taxes and other liabilities	$5,903	$4,740
Subordinated debentures	30,349	29,427
Preferred stock	23,151	23,134
Common stock	114,447	114,447
Accumulated deficit	(17,667)	(20,218)
Treasury Stock	(17,235)	(17,235)
Accumulated other comprehensive income (loss)	(168)	(3,178)

Total liabilities and shareholders’ equity	$138,781	$131,117

	For the years ended December 31,
Condensed Statements of Operations	2011	2010
Dividends from bank subsidiaries	$2,500	$—
Interest expense	—	(821)
Other expense, net	(3,015)	(2,195)

Loss before equity in undistributed net earnings of subsidiaries	(515)	(3,016)
Income tax benefit	1,025	1,026
Equity in undistributed net earnings of subsidiaries	3,448	722

Net income (loss)	$3,958	$(1,268)

	For the years ended December 31,
	2011	2010
Condensed Statements of Cash Flows
Operating activities:
Net income (loss)	$3,958	$(1,268)
Adjustment to reconcile net income (loss) to net cash provided by (used for) operating activities:
Change in other assets and other liabilities	153	(706)
Equity in undistributed net earnings of subsidiaries	(3,448)	(722)

Net cash from (used for) operating activities	663	(2,696)

Financing activities:
Cash dividends paid	(1,390)	(1,159)

Net cash used for financing activities	(1,390)	(1,159)

Net change in cash and cash equivalents	(727)	(3,855)
Cash and cash equivalents at beginning of year	8,339	12,194